Provisions (Tables)	12 Months Ended
Mar. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

	Environmental £m	Decommissioning £m	Restructuring £m	Other £m	Total provisions £m
At 1 April 2020	2,071	254	35	294	2,654
Exchange adjustments	(185)	(9)	(1)	(21)	(216)
Additions	26	42	11	67	146
Unused amounts reversed	(38)	(27)	—	(16)	(81)
Unwinding of discount	66	7	—	5	78
Utilised	(161)	(16)	(19)	(62)	(258)
Reclassification to held for sale (note 10)	(79)	(7)	—	(10)	(96)
At 31 March 2021	1,700	244	26	257	2,227
Exchange adjustments	82	4	1	10	97
Additions	158	37	16	212	423
Acquisition of WPD (note 37)	—	37	—	29	66
Unused amounts reversed	(25)	(4)	(1)	(31)	(61)
Unwinding of discount	64	6	—	3	73
Utilised	(99)	(26)	(22)	(47)	(194)
Reclassification to held for sale (note 10)	(3)	(40)	(3)	(46)	(92)
At 31 March 2022	1,877	258	17	387	2,539

	2022	2021
	£m	£m
Current	240	260
Non-current	2,299	1,967
	2,539	2,227

Schedule of environmental provision	The environmental provision is as follows:

	2022			2021
	Discounted £m	Real undiscounted £m	Real discount rate	Discounted £m	Real undiscounted £m	Real discount rate
UK sites	152	160	0.5%	167	171	0.5%
US sites	1,725	1,789	0.5%	1,533	1,583	0.5%
	1,877	1,949		1,700	1,754